Deferred Tax	12 Months Ended
Sep. 30, 2024
Deferred Tax
Deferred Tax

19.    Deferred Tax

	2024	2023	2022
	$'000	$'000	$'000
At the beginning of the period	—	—	—
Movement in the year recognised in profit or loss	—	—	—
Foreign exchange on translation	—	—	—
At the end of the year	—	—	—
The deferred tax liability/(asset) is made up as follows:
Intangible asset and other timing differences	—	3,335	10,389
Unrelieved tax losses	—	(3,335)	(10,389)
	—	—	—

In total there are $167.064 million (2023: $95.281 million, 2022: $42.204 million) of tax losses and temporary differences on which deferred tax assets have not been recognised. This is comprised of $163.041 million (2023: $90.234 million’ 2022: $38.132 million) in respect of unrelieved tax losses carried forward, $3.440 million (2023: $5.047 million, 2022: $4.0723 million) in respect of share scheme differences, $0.228 million (2023: $nil, 2022: $nil) with respect of short-term timing differences and $0.354 million (2023: $nil, 2022: $nil) regarding an RDEC step 2 credit. These deferred tax assets have not been recognised as the Group is uncertain on when there will be sufficient future taxable profits against which to utilise the assets.